Supplemental Cash Flow Information - Schedule of Changes in Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 2,483	$ 2,510
Principal payment	(500)	(30)
Additional borrowings	880
Accretion	4	3
Ending balance	2,867	2,483
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	248	252
Principal payment	(8)	(6)
Accretion	1	2
Revision to future lease payments	(3)
Ending balance	$ 238	$ 248